COMMITMENTS AND CONTINGENT LIABILITIES (Breast Implant Matters) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Dow Corning Corporation [Member]	Jun. 02, 2010 Credit Facility Provided To Joint Venture Reporting Entity Share [Member] Dow Corning Corporation [Member]	Jun. 02, 2004 Credit Facility Provided To Joint Venture Reporting Entity Share [Member] Dow Corning Corporation [Member]	Jun. 02, 2010 Dow Corning Corporation [Member]	Jun. 02, 2004 Dow Corning Corporation [Member]
Loss Contingencies [Line Items]
Equity method investment, ownership percentage	50.00%
Joint Plan credit facility		$ 100	$ 150	$ 200	$ 300